UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-05120

        Nuveen Municipal Value Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal Value Fund, Inc. (NUV)
	January 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 1.0%
$ 875	Alabama Housing Finance Authority, Collateralized Home Mortgage Program Single Family Mortgage	4/08 at 102.00	Aaa	$884,485
	Revenue Bonds, Series 1998A-2, 5.450%, 10/01/28 (Alternative Minimum Tax)
5,000	Courtland Industrial Development Board, Alabama, Solid Waste Disposal Revenue Bonds, Champion	11/09 at 101.00	Baa3	5,143,300
	International Paper Corporation, Series 1999A, 6.700%, 11/01/29 (Alternative Minimum Tax)
1,750	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2001A, 5.750%, 6/01/31	6/11 at 101.00	A2 (4)	1,939,840
	(Pre-refunded 6/01/11)
12,000	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999A, 5.375%,	2/09 at 101.00	AAA	12,509,520
	2/01/36 (Pre-refunded 2/01/09) – FGIC Insured

19,625	Total Alabama			20,477,145

	Alaska – 0.5%
3,335	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.000%,	12/14 at 100.00	Aaa	3,372,285
	12/01/30 – FGIC Insured
3,000	Anchorage, Alaska, General Obligation Bonds, Series 2003B, 5.000%, 9/01/23 (Pre-refunded	9/13 at 100.00	Aaa	3,350,700
	9/01/13) – FGIC Insured
2,365	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/10 at 100.00	AAA	2,495,643
	Series 2000, 6.200%, 6/01/22 (Pre-refunded 6/01/10)

8,700	Total Alaska			9,218,628

	Arizona – 1.7%
13,100	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	7/10 at 101.00	A (4)	14,510,346
	1999A, 6.625%, 7/01/20 (Pre-refunded 7/01/10)
4,900	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s	11/09 at 100.00	Baa3 (4)	5,238,884
	Hospital, Series 1999A, 6.250%, 11/15/29 (Pre-refunded 11/15/09)
1,400	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s	2/12 at 101.00	Baa3 (4)	1,597,470
	Hospital, Series 2002A, 6.250%, 2/15/21 (Pre-refunded 2/15/12)
3,000	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing	4/15 at 100.00	Aaa	2,881,320
	Revenue Bonds, Park Lee Apartments, Series 2004A, 5.050%, 10/20/44 (Alternative Minimum Tax)
4,000	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series	12/17 at 102.00	N/R	4,002,320
	2007, 7.000%, 12/01/27
5,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007,	No Opt. Call	AA–	4,604,300
	5.000%, 12/01/37

31,400	Total Arizona			32,834,640

	Arkansas – 0.6%
10,460	Cabot School District 4, Lonoke County, Arkansas, General Obligation Refunding Bonds, Series	8/08 at 100.00	Aaa	10,521,609
	2003, 5.000%, 2/01/32 – AMBAC Insured
2,000	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Series 2002, 5.000%,	12/12 at 100.00	Aaa	2,034,200
	12/01/32 – FGIC Insured

12,460	Total Arkansas			12,555,809

	California – 10.2%
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
10,000	5.125%, 5/01/19 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	11,125,500
10,000	5.250%, 5/01/20 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	11,175,500
7,310	California Educational Facilities Authority, Revenue Bonds, Loyola Marymount University,	10/09 at 39.19	Aaa	2,762,522
	Series 2000, 0.000%, 10/01/24 (Pre-refunded 10/01/09) – MBIA Insured
6,000	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	5,917,980
	Series 2006, 5.000%, 4/01/37
6,830	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone	10/11 at 101.00	A–	6,936,685
	Institutes, Series 2001, 5.250%, 10/01/34
1,500	California Pollution Control Financing Authority, Revenue Bonds, Pacific Gas and Electric	6/17 at 100.00	Aaa	1,493,295
	Company, Series 2004C, 4.750%, 12/01/23 – FGIC Insured (Alternative Minimum Tax)
5,330	California State, Variable Purpose General Obligation Bonds, Series 2007, Lehman Municipal	6/17 at 100.00	Aaa	5,370,295
	Trust Receipts FC5, 10.329%, 6/01/37 (IF)
13,695	California Statewide Community Development Authority, Certificates of Participation, Internext	4/09 at 101.00	BBB	13,953,288
	Group, Series 1999, 5.375%, 4/01/17
	California, General Obligation Bonds, Series 2003:
14,600	5.250%, 2/01/28	8/13 at 100.00	A+	15,031,576
11,250	5.000%, 2/01/33	8/13 at 100.00	A+	11,284,875
7,500	California, General Obligation Bonds, Series 2004, 5.000%, 2/01/33 (Pre-refunded 2/01/14)	2/14 at 100.00	A+ (4)	8,414,325
3,000	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/09 at 102.00	N/R (4)	3,225,780
	Facilities District 98-2 – Ladera, Series 1999, 5.750%, 9/01/29 (Pre-refunded 9/01/09)
5,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	AAA	3,913,550
	2006C, 0.000%, 8/01/32 – FSA Insured
30,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	AAA	16,527,600
	1995A, 0.000%, 1/01/22 (ETM)
21,150	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/13 at 100.00	AAA	23,252,522
	Asset-Backed Bonds, Series 2003B, 5.000%, 6/01/38 (Pre-refunded 6/01/13) – AMBAC Insured
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2007A-1:
5,000	5.000%, 6/01/33	6/17 at 100.00	BBB	4,396,850
1,500	5.125%, 6/01/47	6/17 at 100.00	BBB	1,299,495
3,540	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	4,195,325
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Revenue Bonds, Series 2005A:
5,000	5.000%, 6/01/38 – FGIC Insured	6/15 at 100.00	Aaa	4,957,200
2,000	5.000%, 6/01/45	6/15 at 100.00	A	1,926,280
9,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Refunding Bonds,	7/11 at 100.00	AA	9,188,820
	Series 2001A, 5.125%, 7/01/41
4,000	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	B	4,216,240
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C,
	7.500%, 12/01/24 (Alternative Minimum Tax)
	Merced Union High School District, Merced County, California, General Obligation Bonds,
	Series 1999A:
2,500	0.000%, 8/01/23 – FGIC Insured	No Opt. Call	Aaa	1,176,950
2,555	0.000%, 8/01/24 – FGIC Insured	No Opt. Call	Aaa	1,134,752
2,365	Montebello Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	Aaa	880,773
	Series 2004, 0.000%, 8/01/27 – FGIC Insured
8,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	A3 (4)	9,285,600
	Center, Series 2004, 5.625%, 7/01/34 (Pre-refunded 7/01/14)
5,055	Riverside Public Financing Authority, California, Tax Allocation Revenue Bonds, University	8/17 at 100.00	AAA	4,997,070
	Corridor Sycamore, Series 2007A, Residuals 07-1029, 6.669%, 8/01/37 – MBIA Insured (IF)
	San Bruno Park School District, San Mateo County, California, General Obligation Bonds,
	Series 2000B:
2,575	0.000%, 8/01/24 – FGIC Insured	No Opt. Call	Aaa	1,143,635
2,660	0.000%, 8/01/25 – FGIC Insured	No Opt. Call	Aaa	1,113,210
7,300	San Diego County, California, Certificates of Participation, Burnham Institute, Series 1999,	9/09 at 101.00	Baa3 (4)	7,831,732
	6.250%, 9/01/29 (Pre-refunded 9/01/09)
1,699	Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Pacific Gas and	3/08 at 100.00	Baa3	1,690,828
	Electric Company, Series 1966A, 4.000%, 3/01/16

217,914	Total California			199,820,053

	Colorado – 3.7%
5,000	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	AAA	5,066,350
	XLCA Insured
1,800	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/11 at 100.00	AAA	2,107,890
	Peak-to-Peak Charter School, Series 2001, 7.625%, 8/15/31 (Pre-refunded 8/15/11)
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	9/16 at 100.00	AA	4,741,400
	Series 2006A, 4.500%, 9/01/38
2,100	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series	3/12 at 100.00	AA (4)	2,251,851
	2002A, 5.500%, 3/01/32 (ETM)
250	Colorado Health Facilities Authority, Revenue Bonds, Sisters of Charity Healthcare Systems	4/08 at 100.00	AA	250,470
	Inc., Series 1994, 5.250%, 5/15/14
500	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2001,	1/12 at 100.00	BBB	514,285
	5.750%, 1/15/22
18,915	Denver, Colorado, Airport System Revenue Refunding Bonds, Series 2003B, 5.000%, 11/15/33 –	11/13 at 100.00	AAA	18,684,048
	XLCA Insured
5,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000A, 5.750%, 9/01/35	9/10 at 102.00	AAA	5,511,300
	(Pre-refunded 9/01/10) – MBIA Insured
16,500	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	AAA	4,094,970
	9/01/32 – MBIA Insured
39,700	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/28	9/10 at 31.42	AAA	11,700,781
	(Pre-refunded 9/01/10) – MBIA Insured
10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 –	No Opt. Call	AAA	2,002,100
	MBIA Insured
12,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2006A, 0.000%, 9/01/38 –	9/26 at 54.77	AAA	2,143,125
	MBIA Insured
5,000	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007,	12/17 at 100.00	AA	5,043,750
	5.350%, 12/01/37 – RAAI Insured
1,450	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A,	6/11 at 102.00	AAA	1,607,920
	5.500%, 6/15/19 (Pre-refunded 6/15/11) – AMBAC Insured
7,000	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001C,	6/16 at 100.00	AAA	6,860,140
	0.000%, 6/15/21 (Pre-refunded 6/15/16) – AMBAC Insured

130,715	Total Colorado			72,580,380

	Connecticut – 0.4%
8,670	Mashantucket Western Pequot Tribe, Connecticut, Subordinate Special Revenue Bonds, Series	11/17 at 100.00	Baa3	8,284,792
	2007A, 5.750%, 9/01/34

	District of Columbia – 2.1%
30,250	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/08 at 100.00	AAA	30,790,265
	Revenue Bonds, Series 1998, 4.750%, 10/01/28 (Pre-refunded 10/01/08) – AMBAC Insured
10,000	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	AAA	9,396,900
	Revenue Bonds, Series 2007A, 4.500%, 10/01/30 – AMBAC Insured

40,250	Total District of Columbia			40,187,165

	Florida – 3.5%
4,000	Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit	11/12 at 101.00	Aa1	4,203,160
	Group, Series 2002C, 5.750%, 11/15/32
10,000	Florida State Board of Education, Public Education Capital Outlay Bonds, Series 2005E,	6/15 at 101.00	AAA	9,800,500
	4.500%, 6/01/35
1,750	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa	10/16 at 100.00	A3	1,732,133
	General Hospital, Series 2006, 5.250%, 10/01/41
10,690	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2001, 5.000%,	10/11 at 100.00	AAA	10,790,807
	10/01/30 – AMBAC Insured
3,000	JEA, Florida, Electric System Revenue Bonds, Series 2006-3A, 5.000%, 10/01/41 – FSA Insured	4/15 at 100.00	AAA	3,068,130
4,880	Lee County, Florida, Airport Revenue Bonds, Series 2000A, 6.000%, 10/01/32 – FSA Insured	10/10 at 101.00	AAA	5,170,067
	(Alternative Minimum Tax)
5,000	Marion County Hospital District, Florida, Revenue Bonds, Munroe Regional Medical Center,	10/17 at 100.00	A2	4,934,400
	Series 2007, 5.000%, 10/01/34
4,895	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Regional	10/09 at 101.00	A	5,040,822
	Healthcare System, Series 1999E, 6.000%, 10/01/26
105	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Regional	10/09 at 101.00	A (4)	112,387
	Healthcare System, Series 1999E, 6.000%, 10/01/26 (Pre-refunded 10/01/09)
8,250	Orange County School Board, Florida, Certificates of Participation, Series 2002A, 5.000%,	8/12 at 100.00	AAA	8,292,570
	8/01/27 – MBIA Insured
9,250	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	AAA	9,147,048
	Series 2007, 5.000%, 7/01/40 – MBIA Insured
2,500	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 5.250%, 10/01/27	10/17 at 100.00	BBB	2,377,700
4,910	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of	8/17 at 100.00	AA–	4,706,972
	South Florida, Trust 1025, 9.777%, 8/15/42 (IF)

69,230	Total Florida			69,376,696

	Georgia – 1.0%
10,240	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.000%, 11/01/38 –	5/09 at 101.00	Aaa	10,295,603
	FGIC Insured
2,500	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2001A, 5.000%, 11/01/33 –	5/12 at 100.00	AAA	2,538,500
	MBIA Insured
4,000	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.250%, 10/01/39 – FSA Insured	10/14 at 100.00	AAA	4,231,040
2,250	Royston Hospital Authority, Georgia, Revenue Anticipation Certificates, Ty Cobb Healthcare	7/09 at 102.00	N/R	2,279,295
	System Inc., Series 1999, 6.500%, 7/01/27

18,990	Total Georgia			19,344,438

	Hawaii – 1.1%
7,500	Hawaii, General Obligation Bonds, Series 2003DA, 5.250%, 9/01/23 – MBIA Insured	9/13 at 100.00	AAA	8,034,450
12,325	Honolulu City and County, Hawaii, General Obligation Bonds, Series 2003A, 5.250%, 3/01/28 –	3/13 at 100.00	AAA	12,964,421
	MBIA Insured

19,825	Total Hawaii			20,998,871

	Illinois – 11.7%
2,060	Aurora, Illinois, Golf Course Revenue Bonds, Series 2000, 6.375%, 1/01/20	1/10 at 100.00	A+	2,138,713
15,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	Aaa	6,596,850
	Revenues, Series 1998B-1, 0.000%, 12/01/24 – FGIC Insured
1,125	Chicago Greater Metropolitan Sanitary District, Illinois, General Obligation Capital	No Opt. Call	Aaa	1,213,549
	Improvement Bonds, Series 1991, 7.000%, 1/01/11 (ETM)
5,000	Chicago Housing Authority, Illinois, Revenue Bonds, Capital Fund Program, Series 2001, 5.375%,	7/12 at 100.00	Aaa	5,563,150
	7/01/18 (Pre-refunded 7/01/12)
285	Chicago, Illinois, General Obligation Bonds, Series 2002A, 5.625%, 1/01/39 – AMBAC Insured	7/12 at 100.00	AAA	304,998
9,715	Chicago, Illinois, General Obligation Bonds, Series 2002A, 5.625%, 1/01/39 (Pre-refunded	7/12 at 100.00	AAA	10,918,397
	7/01/12) – AMBAC Insured
2,575	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International	1/11 at 101.00	AAA	2,582,854
	Airport, Series 2001C, 5.100%, 1/01/26 – AMBAC Insured (Alternative Minimum Tax)
3,020	Cook County High School District 209, Proviso Township, Illinois, General Obligation Bonds,	12/16 at 100.00	AAA	3,324,627
	Series 2004, 5.000%, 12/01/19 – FSA Insured
385	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	11/13 at 100.00	Aaa	423,265
	Series 2003B, 5.250%, 11/01/20 – FSA Insured
1,615	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	11/13 at 100.00	Aaa	1,829,957
	Series 2003B, 5.250%, 11/01/20 (Pre-refunded 11/01/13) – FSA Insured
5,000	Illinois Development Finance Authority, Gas Supply Revenue Bonds, Peoples Gas, Light and Coke	11/13 at 101.00	AAA	5,156,200
	Company, Series 2003E, 4.875%, 11/01/38 (Mandatory put 11/01/18) – AMBAC Insured
	(Alternative Minimum Tax)
28,030	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Kane, Cook and	No Opt. Call	Aaa	18,190,909
	DuPage Counties School District U46 – Elgin, Series 2002, 0.000%, 1/01/19 – FSA Insured
1,800	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Winnebago and	No Opt. Call	Aaa	1,155,564
	Boone Counties School District 205 – Rockford, Series 2000, 0.000%, 2/01/19 – FSA Insured
3,180	Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation,	12/12 at 100.00	BBB (4)	3,684,571
	Series 2002A, 6.250%, 12/01/32 (Pre-refunded 12/01/12)
1,450	Illinois Development Finance Authority, Revenue Bonds, Illinois Wesleyan University, Series	9/11 at 100.00	AAA	1,473,490
	2001, 5.125%, 9/01/35 – AMBAC Insured
6,550	Illinois Development Finance Authority, Revenue Bonds, Illinois Wesleyan University, Series	9/11 at 100.00	AAA	7,140,876
	2001, 5.125%, 9/01/35 (Pre-refunded 9/01/11) – AMBAC Insured
5,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A,	8/14 at 100.00	AA+ (4)	5,765,350
	5.500%, 8/15/43 (Pre-refunded 8/15/14)
3,975	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A,	8/17 at 100.00	A–	3,915,097
	5.500%, 8/01/37
3,530	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2007, Trust 73TP,	7/17 at 100.00	AA	3,623,192
	10.223%, 7/01/46 (IF)
15,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2000,	5/10 at 101.00	Baa2	15,519,600
	6.500%, 5/15/30
15,000	Illinois Health Facilities Authority, Revenue Bonds, Edward Hospital Obligated Group, Series	2/11 at 101.00	AAA	16,341,150
	2001B, 5.250%, 2/15/34 (Pre-refunded 2/15/11) – FSA Insured
8,145	Illinois Health Facilities Authority, Revenue Bonds, Sherman Health Systems, Series 1997,	2/08 at 101.00	AAA	8,230,767
	5.250%, 8/01/22 – AMBAC Insured
4,350	Illinois Health Facilities Authority, Revenue Bonds, South Suburban Hospital, Series 1992,	No Opt. Call	A (4)	5,261,717
	7.000%, 2/15/18 (ETM)
5,000	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 0.000%, 6/15/30 –	6/15 at 101.00	AAA	4,790,450
	AMBAC Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 1992A:
18,955	0.000%, 6/15/17 – FGIC Insured	No Opt. Call	Aaa	13,179,791
12,830	0.000%, 6/15/18 – FGIC Insured	No Opt. Call	Aaa	8,443,295
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 1994B:
7,250	0.000%, 6/15/18 – MBIA Insured	No Opt. Call	AAA	4,771,153
3,385	0.000%, 6/15/21 – MBIA Insured	No Opt. Call	AAA	1,876,678
5,190	0.000%, 6/15/28 – MBIA Insured	No Opt. Call	AAA	1,916,667
11,610	0.000%, 6/15/29 – FGIC Insured	No Opt. Call	AAA	4,057,463
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
10,000	0.000%, 6/15/24 – MBIA Insured	6/22 at 101.00	AAA	7,079,000
21,375	0.000%, 6/15/34 – MBIA Insured	No Opt. Call	AAA	5,781,510
21,000	0.000%, 12/15/35 – MBIA Insured	No Opt. Call	AAA	5,258,820
21,070	0.000%, 6/15/36 – MBIA Insured	No Opt. Call	AAA	5,132,652
22,945	0.000%, 6/15/39 – MBIA Insured	No Opt. Call	AAA	4,755,581
8,460	5.250%, 6/15/42 – MBIA Insured	6/12 at 101.00	AAA	8,680,214
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 1996A:
16,550	0.000%, 12/15/21 – MBIA Insured	No Opt. Call	AAA	8,975,396
1,650	5.250%, 6/15/27 – AMBAC Insured	6/08 at 100.00	AAA	1,658,811
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 2002B:
3,775	0.000%, 6/15/20 – MBIA Insured	6/17 at 101.00	AAA	3,397,613
5,715	0.000%, 6/15/21 – MBIA Insured	6/17 at 101.00	AAA	5,127,727
1,000	Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Area 4,	3/17 at 100.00	AAA	989,350
	Series 2007, 4.700%, 3/01/33 – AGC Insured
865	Tri-City Regional Port District, Illinois, Port and Terminal Facilities Revenue Refunding	No Opt. Call	N/R	864,542
	Bonds, Delivery Network Project, Series 2003A, 4.900%, 7/01/14 (Alternative Minimum Tax)
255	Tri-City Regional Port District, Illinois, Port and Terminal Facilities Revenue Refunding	No Opt. Call	N/R	256,311
	Bonds, Dock 2 Enhancement Project, Series 1998B, 5.875%, 7/01/08 (Alternative Minimum Tax)
1,575	Will County Community School District 161, Summit Hill, Illinois, Capital Appreciation School	No Opt. Call	Aaa	1,040,949
	Bonds, Series 1999, 0.000%, 1/01/18 – FGIC Insured
720	Will County Community School District 161, Summit Hill, Illinois, Capital Appreciation School	No Opt. Call	Aaa	491,846
	Bonds, Series 1999, 0.000%, 1/01/18 – FGIC Insured (ETM)

342,965	Total Illinois			228,880,662

	Indiana – 3.6%
10,000	Indiana Bond Bank, State Revolving Fund Program Bonds, Series 2001A, 5.375%, 2/01/19	2/13 at 101.00	AAA	11,031,700
2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc.,	3/14 at 100.00	AAA	2,042,520
	Series 2004A, 5.375%, 3/01/34 – AMBAC Insured
4,450	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	AAA	4,496,058
	MBIA Insured
20,000	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A, 5.000%, 6/01/28	6/13 at 100.00	AAA	22,248,800
	(Pre-refunded 6/01/13) – FSA Insured
	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E:
12,500	0.000%, 2/01/21 – AMBAC Insured	No Opt. Call	AAA	6,920,625
14,595	0.000%, 2/01/27 – AMBAC Insured	No Opt. Call	AAA	5,679,206
5,000	Mooresville School Building Corporation, Morgan County, Indiana, First Mortgage Bonds, Series	1/09 at 102.00	AAA	5,215,300
	1998, 5.000%, 7/15/15 – FSA Insured
13,100	Noblesville, Indiana, Revenue Bonds, Catholic High School Corporation, Series 2003,	7/13 at 101.00	N/R	13,137,597
	5.750%, 7/01/22

81,645	Total Indiana			70,771,806

	Iowa – 0.9%
3,500	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Wartburg	10/12 at 100.00	N/R (4)	3,923,605
	College, Series 2002, 5.500%, 10/01/33 (Pre-refunded 10/01/12) – ACA Insured
7,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	6,562,570
	5.625%, 6/01/46
6,160	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series	6/11 at 101.00	AAA	6,788,566
	2001B, 5.600%, 6/01/35 (Pre-refunded 6/01/11)

16,660	Total Iowa			17,274,741

	Kansas – 0.5%
10,000	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	AAA	10,711,600

	Kentucky – 0.1%
1,145	Greater Kentucky Housing Assistance Corporation, FHA-Insured Section 8 Mortgage Revenue	7/08 at 100.00	AAA	1,146,294
	Refunding Bonds, Series 1997A, 6.100%, 1/01/24 – MBIA Insured

	Louisiana – 2.6%
1,000	East Baton Rouge Parish, Louisiana, Revenue Refunding Bonds, Georgia Pacific Corporation	3/08 at 102.00	B2	965,090
	Project, Series 1998, 5.350%, 9/01/11 (Alternative Minimum Tax)
12,000	Louisiana Local Government Envirnomental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BB+	12,369,720
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
5,150	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	5,200,934
	Lady Health System, Series 2005A, 5.250%, 8/15/32
10,210	Louisiana Public Facilities Authority, Hospital Revenue Refunding Bonds, Southern Baptist	5/08 at 100.00	AAA	11,385,171
	Hospital, Series 1986, 8.000%, 5/15/12 (ETM)
21,155	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	20,621,048
	Series 2001B, 5.875%, 5/15/39

49,515	Total Louisiana			50,541,963

	Maryland – 0.4%
3,500	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	3/08 at 100.00	N/R	3,479,280
	7.400%, 9/01/19 (Alternative Minimum Tax)
4,600	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A3	4,631,234
	Series 2004, 5.500%, 8/15/33

8,100	Total Maryland			8,110,514

	Massachusetts – 3.8%
10,000	Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Refunding Bonds, Series	7/12 at 100.00	AAA	10,979,800
	2002A, 5.000%, 7/01/32 (Pre-refunded 7/01/12)
1,720	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill	12/08 at 102.00	BBB	1,725,040
	Associates, Series 1998B, 5.100%, 12/01/12 (Alternative Minimum Tax)
4,340	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Health Care	11/11 at 101.00	AA	4,354,669
	Inc., Series 2001C, 5.250%, 11/15/31 – RAAI Insured
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire
	Community Services Inc., Series 2004B:
1,340	6.250%, 7/01/24	7/14 at 100.00	BB–	1,362,525
1,000	6.375%, 7/01/34	7/14 at 100.00	BB–	1,019,130
	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior
	Series 1997A:
10,000	5.000%, 1/01/27 – MBIA Insured	1/09 at 100.00	AAA	10,098,700
22,440	5.000%, 1/01/37 – MBIA Insured	7/08 at 101.00	AAA	22,185,306
8,000	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Subordinate	7/08 at 101.00	AAA	7,956,640
	Series 1997B, 5.125%, 1/01/37 – MBIA Insured
7,405	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Subordinate	1/09 at 101.00	AAA	7,398,854
	Series 1999A, 5.000%, 1/01/39 – AMBAC Insured
1,750	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2000-6,	8/10 at 101.00	AAA	1,897,718
	5.500%, 8/01/30 (Pre-refunded 8/01/10)
4,250	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2000-6,	8/10 at 101.00	AAA	4,484,473
	5.500%, 8/01/30

72,245	Total Massachusetts			73,462,855

	Michigan – 3.7%
10,245	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A,	5/09 at 101.00	BB–	9,406,959
	5.500%, 5/01/21
5,000	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006D,	7/16 at 100.00	AAA	5,010,200
	4.625%, 7/01/32 – FSA Insured
5,240	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Refunding Bonds, Series	10/12 at 100.00	AAA	5,707,932
	2002, 5.250%, 10/01/19
	Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, Detroit Academy of
	Arts and Sciences Charter School, Series 2001A:
1,300	7.500%, 10/01/12	10/09 at 102.00	Ba1	1,359,917
5,000	7.900%, 10/01/21	10/09 at 102.00	Ba1	5,215,450
3,500	8.000%, 10/01/31	10/09 at 102.00	Ba1	3,634,820
22,235	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	8/08 at 101.00	BB-	20,280,321
	Obligated Group, Series 1998A, 5.250%, 8/15/28
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center
	Obligated Group, Series 1993A:
1,000	6.250%, 8/15/13	2/08 at 100.00	BB–	1,001,030
12,925	6.500%, 8/15/18	2/08 at 100.00	BB–	12,934,952
7,200	Michigan Strategic Fund, Limited Obligation Resource Recovery Revenue Refunding Bonds, Detroit	12/12 at 100.00	AAA	7,309,152
	Edison Company, Series 2002D, 5.250%, 12/15/32 – XLCA Insured

73,645	Total Michigan			71,860,733

	Minnesota – 0.2%
1,750	Breckenridge, Minnesota, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	5/14 at 100.00	AA	1,758,733
	5.000%, 5/01/30
390	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.900%, 8/01/15 –	2/08 at 100.00	AAA	391,065
	MBIA Insured
340	Rochester, Minnesota, Healthcare Facilities Revenue Bonds, Mayo Foundation, Series 1998A,	5/08 at 101.00	AA	345,250
	5.500%, 11/15/27
2,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facilities Revenue	11/16 at 100.00	Baa1	1,921,580
	Bonds, HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/36

4,480	Total Minnesota			4,416,628

	Missouri – 2.9%
40,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series	5/13 at 100.00	AA	40,670,400
	2003, 5.250%, 5/15/32
6,000	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax	10/13 at 100.00	AAA	6,231,180
	Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%,
	10/01/32 – FSA Insured
4,000	Sugar Creek, Missouri, Industrial Development Revenue Bonds, Lafarge North America Inc.,	6/13 at 101.00	BBB	3,867,960
	Series 2003A, 5.650%, 6/01/37 (Alternative Minimum Tax)
	West Plains Industrial Development Authority, Missouri, Hospital Facilities Revenue Bonds,
	Ozark Medical Center, Series 1997:
1,750	5.500%, 11/15/12	5/08 at 101.00	BB	1,754,568
1,000	5.600%, 11/15/17	5/08 at 101.00	BB	1,001,760
3,075	West Plains Industrial Development Authority, Missouri, Hospital Facilities Revenue Bonds,	11/09 at 101.00	BB	3,126,752
	Ozark Medical Center, Series 1999, 6.750%, 11/15/24

55,825	Total Missouri			56,652,620

	Montana – 0.1%
3,750	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Puget Sound	3/13 at 101.00	AAA	3,782,138
	Energy, Series 2003A, 5.000%, 3/01/31 – AMBAC Insured

	Nevada – 2.3%
2,500	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Hospital, Series 2003A, 5.125%,	9/13 at 100.00	AA	2,500,500
	9/01/29 – RAAI Insured
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
15,095	0.000%, 1/01/24 – AMBAC Insured	No Opt. Call	AAA	5,559,489
11,000	0.000%, 1/01/25 – AMBAC Insured	No Opt. Call	AAA	3,773,880
4,000	5.625%, 1/01/32 – AMBAC Insured	1/10 at 102.00	AAA	3,726,680
22,010	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	AAA	19,291,325
10,000	Reno, Nevada, Health Facility Revenue Bonds, Catholic Health Care West, Series 2007A,	7/17 at 100.00	A	10,084,600
	5.250%, 7/01/31 (UB)

64,605	Total Nevada			44,936,474

	New Jersey – 5.7%
23,625	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	9/09 at 101.00	B	22,199,940
	Airlines Inc., Series 1999, 6.250%, 9/15/29 (Alternative Minimum Tax)
9,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/10 at 101.00	B	9,073,440
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
11,200	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital	7/10 at 101.00	BBB– (4)	12,620,384
	Obligated Group, Series 2000, 7.500%, 7/01/30 (Pre-refunded 7/01/10)
7,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	AAA	8,546,625
	5.500%, 6/15/24 (Pre-refunded 6/15/13)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
30,000	0.000%, 12/15/31 – FGIC Insured	No Opt. Call	Aaa	8,911,500
27,000	0.000%, 12/15/32 – FSA Insured	No Opt. Call	AAA	8,001,720
310	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – MBIA Insured	No Opt. Call	AAA	362,638
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
105	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AAA	124,301
1,490	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AAA	1,763,892
27,185	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	AAA	31,024,609
	Series 2002, 6.125%, 6/01/42 (Pre-refunded 6/01/12)
7,165	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	AAA	8,416,367
	Series 2003, 6.250%, 6/01/43 (Pre-refunded 6/01/13)

144,580	Total New Jersey			111,045,416

	New Mexico – 0.6%
1,500	University of New Mexico, Revenue Refunding Bonds, Series 1992A, 6.000%, 6/01/21	No Opt. Call	AA	1,779,165
9,600	University of New Mexico, Subordinate Lien Revenue Refunding and Improvement Bonds, Series	6/12 at 100.00	AA	9,803,520
	2002A, 5.000%, 6/01/32

11,100	Total New Mexico			11,582,685

	New York – 10.0%
8,500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Kaleida	2/14 at 100.00	AAA	8,842,635
	Health, Series 2004, 5.050%, 2/15/25
	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health
	Services Facilities, Series 1999D:
245	5.250%, 2/15/29 (Pre-refunded 8/15/09)	8/09 at 101.00	A1 (4)	259,247
200	5.250%, 2/15/29 (Pre-refunded 8/15/09)	8/09 at 101.00	AA– (4)	211,536
65	5.250%, 2/15/29 (Pre-refunded 8/15/09)	8/09 at 101.00	AA– (4)	68,780
6,490	5.250%, 2/15/29 (Pre-refunded 8/15/09)	8/09 at 101.00	AA– (4)	6,867,394
5,200	Dormitory Authority of the State of New York, New York City, Lease Revenue Bonds, Court	5/10 at 101.00	AA– (4)	5,680,012
	Facilities, Series 1999, 6.000%, 5/15/39 (Pre-refunded 5/15/10)
2,500	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/08 at 100.00	Baa1	2,505,750
	Group, Series 2000A, 5.500%, 7/01/26
2,625	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health, Series	7/08 at 100.00	Baa1	2,638,178
	2000C, 5.500%, 7/01/26
1,760	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AAA	1,680,659
	2/15/47 – MBIA Insured
11,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	11,227,590
	5.250%, 12/01/26 (Pre-refunded 6/01/08) – MBIA Insured
15,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	17,058,215
	5.375%, 9/01/25 (Pre-refunded 9/01/11)
2,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	2,055,440
	5.000%, 12/01/35
1,510	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn	12/16 at 100.00	BB+	1,336,275
	College of Aeronautics, Series 2006B, 5.000%, 12/01/31
10,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	B	10,810,200
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
5,500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	5,691,950
	Bonds, Fiscal Series 2005B, 5.000%, 6/15/36 – FSA Insured
5	New York City, New York, General Obligation Bonds, Fiscal Series 1997E, 6.000%, 8/01/16	8/08 at 100.00	AA	5,052
5,280	New York City, New York, General Obligation Bonds, Fiscal Series 1998D, 5.500%, 8/01/10	2/08 at 101.00	AA	5,345,314
	New York City, New York, General Obligation Bonds, Fiscal Series 2003J:
1,450	5.500%, 6/01/21	6/13 at 100.00	AA	1,553,516
385	5.500%, 6/01/22	6/13 at 100.00	AA	410,849
	New York City, New York, General Obligation Bonds, Fiscal Series 2004C:
8,000	5.250%, 8/15/24	8/14 at 100.00	AA	8,440,720
6,000	5.250%, 8/15/25	8/14 at 100.00	AA	6,306,120
10,000	New York Dormitory Authority, FHA Insured Mortgage Hospital Revenue Bonds, Kaleida Health,	8/16 at 100.00	AAA	9,596,300
	Series 2006, 4.700%, 2/15/35 – FHA Insured (UB)
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
10,000	5.500%, 6/01/17	6/11 at 100.00	AA–	10,615,500
26,190	5.500%, 6/01/18	6/12 at 100.00	AA–	28,163,155
33,810	5.500%, 6/01/19	6/13 at 100.00	AA–	36,737,946
2,500	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	AAA	2,728,025
	Terminal LLC, Sixth Series 1997, 6.250%, 12/01/10 – MBIA Insured (Alternative Minimum Tax)
8,500	Power Authority of the State of New York, General Revenue Bonds, Series 2000A, 5.250%, 11/15/40	11/10 at 100.00	Aa2	8,880,035

185,215	Total New York			195,716,393

	North Carolina – 0.9%
1,500	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects,	6/13 at 100.00	AA+	1,522,680
	Series 2003G, 5.000%, 6/01/33
2,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	1/13 at 100.00	Baa1	2,534,025
	2003D, 5.125%, 1/01/26
1,500	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional	2/14 at 100.00	AA+	1,591,140
	Facilities, Series 2004A, 5.000%, 2/01/20
2,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/17 at 100.00	AA	1,871,240
	Health System, Series 2007, 4.500%, 10/01/31
10,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1999B,	1/10 at 101.00	A–	10,595,800
	6.500%, 1/01/20

17,500	Total North Carolina			18,114,885

	Ohio – 1.5%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
535	5.125%, 6/01/24	6/17 at 100.00	BBB	517,714
5,350	5.875%, 6/01/30	6/17 at 100.00	BBB	5,323,143
5,270	5.750%, 6/01/34	6/17 at 100.00	BBB	5,079,331
11,785	5.875%, 6/01/47	6/17 at 100.00	BBB	11,381,599
5,150	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	BBB	3,739,621
	Bonds, Senior Lien, Series 2007A-3, 0.000%, 6/01/37
3,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2003,	6/13 at 100.00	Aaa	3,337,320
	5.000%, 12/01/31 (Pre-refunded 6/01/13) – FGIC Insured

31,090	Total Ohio			29,378,728

	Oklahoma – 0.8%
9,955	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004,	2/14 at 100.00	AA–	10,021,499
	5.125%, 2/15/31
5,045	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004,	2/14 at 100.00	Aa3 (4)	5,671,589
	5.125%, 2/15/31 (Pre-refunded 2/15/14)

15,000	Total Oklahoma			15,693,088

	Oregon – 0.2%
2,600	Clackamas County Hospital Facility Authority, Oregon, Revenue Refunding Bonds, Legacy Health	5/11 at 101.00	AA–	2,696,356
	System, Series 2001, 5.250%, 5/01/21
2,860	Oregon State Facilities Authority, Revenue Bonds, Willamette University, Series 2007A,	10/17 at 100.00	A	2,903,644
	5.000%, 10/01/32

5,460	Total Oregon			5,600,000

	Pennsylvania – 2.1%
10,300	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn	11/17 at 100.00	BB	8,946,992
	Allegheny Health System, Series 2007A, 5.000%, 11/15/28
4,500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	7/08 at 100.00	AA	4,509,315
	Pennsylvania, Series 1998, 4.500%, 7/15/21
6,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	AAA	6,872,840
	AMBAC Insured
8,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2004D, 5.125%,	6/14 at 100.00	Aaa	9,031,680
	6/01/34 (Pre-refunded 6/01/14) – FGIC Insured
10,075	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	11,207,833
	District, Series 2003, 5.000%, 6/01/33 (Pre-refunded 6/01/13) – FSA Insured

39,375	Total Pennsylvania			40,568,660

	Puerto Rico – 2.1%
13,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	Aaa	13,313,430
	7/01/39 – FGIC Insured
5,450	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	6/10 at 101.00	Baa3	5,690,236
	Financing Authority, Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26
	(Alternative Minimum Tax)
10,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	10,615,400
	5.500%, 10/01/40
70,300	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AAA	5,690,785
	8/01/54 – AMBAC Insured
5,000	Puerto Rico, General Obligation Bonds, Series 2000B, 5.625%, 7/01/19 – MBIA Insured	7/10 at 100.00	AAA	5,181,100

103,750	Total Puerto Rico			40,490,951

	Rhode Island – 1.1%
6,250	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	5/08 at 101.00	AAA	6,363,375
	Lifespan Obligated Group, Series 1996, 5.250%, 5/15/26 – MBIA Insured
16,070	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	16,101,497
	Series 2002A, 6.250%, 6/01/42

22,320	Total Rhode Island			22,464,872

	South Carolina – 2.8%
7,000	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	A	7,140,350
	GROWTH, Series 2004, 5.250%, 12/01/29
3,000	Myrtle Beach, South Carolina, Hospitality and Accommodation Fee Revenue Bonds, Series 2004A,	6/14 at 100.00	Aaa	2,988,540
	5.000%, 6/01/36 – FGIC Insured
8,475	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Refunding Bonds, Series	4/08 at 100.00	Baa1	8,474,492
	1986, 5.000%, 1/01/25
4,320	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A– (4)	4,885,531
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30 (Pre-refunded 11/15/12)
16,430	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	16,850,608
	Secours Health System Inc., Series 2002B, 5.625%, 11/15/30
8,000	South Carolina JOBS Economic Development Authority, Hospital Revenue Bonds, Palmetto Health	12/10 at 102.00	Baa2 (4)	9,236,880
	Alliance, Series 2000A, 7.375%, 12/15/21 (Pre-refunded 12/15/10)
4,215	Spartanburg Sanitary Sewer District, South Carolina, Sewer System Revenue Bonds, Series 2003B,	3/14 at 100.00	AAA	4,318,015
	5.000%, 3/01/38 – MBIA Insured
110	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/11 at 101.00	BBB	111,751
	Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22

51,550	Total South Carolina			54,006,167

	Tennessee – 0.3%
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002:
3,000	6.375%, 4/15/22	4/12 at 101.00	Ba2	3,145,440
2,605	6.500%, 4/15/31	4/12 at 101.00	Ba2	2,698,051

5,605	Total Tennessee			5,843,491

	Texas – 5.0%
5,000	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	12/12 at 100.00	CCC+	3,828,550
	Series 2007, 5.250%, 12/01/29 (Alternative Minimum Tax)
2,000	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier	1/17 at 100.00	BB	1,870,160
	Series 2006B, 5.750%, 1/01/34
5,110	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/13 at 101.00	Caa1	5,297,537
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue
	Bonds, Residual Series 2007-1019:
9,940	10.290%, 1/01/45 – FGIC Insured (IF)	1/15 at 100.00	AAA	9,592,001
3,920	10.290%, 1/01/45 – FGIC Insured (IF)	1/15 at 100.00	AAA	3,782,761
4,000	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	Aaa	3,996,880
	Bonds, Series 2005, 5.000%, 1/01/35 – FGIC Insured
2,700	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G,	11/11 at 100.00	AAA	2,789,100
	5.250%, 11/15/30 – MBIA Insured
23,875	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	AAA	7,591,295
	Project, Series 2001B, 0.000%, 9/01/29 – AMBAC Insured
10,045	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000A, 5.875%, 7/01/16 –	7/10 at 100.00	AAA	10,461,466
	FSA Insured (Alternative Minimum Tax)
	Irving Independent School District, Texas, Unlimited Tax School Building Bonds, Series 1997:
5,685	0.000%, 2/15/10	No Opt. Call	AAA	5,407,458
3,470	0.000%, 2/15/11	No Opt. Call	AAA	3,196,980
5,000	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	No Opt. Call	BBB–	4,812,350
	Memorial Hospital Project, Series 2005, 5.375%, 8/15/35
22,060	Leander Independent School District, Williamson and Travis Counties, Texas, Unlimited Tax	8/09 at 31.45	AAA	6,537,260
	School Building and Refunding Bonds, Series 2000, 0.000%, 8/15/27
6,000	Matagorda County Navigation District 1, Texas, Revenue Bonds, Reliant Energy Inc., Series	4/08 at 102.00	BBB–	6,140,040
	1999C, 8.000%, 5/01/29
5,000	Port Corpus Christi Industrial Development Corporation, Texas, Revenue Refunding Bonds, Valero	4/08 at 102.00	BBB	5,006,150
	Refining and Marketing Company, Series 1997A, 5.400%, 4/01/18
5,000	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center,	12/13 at 100.00	BBB	5,071,850
	Series 2004, 6.000%, 12/01/34
2,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	7/13 at 101.00	Caa1	1,815,340
	Company, Series 2003A, 5.800%, 7/01/22
3,000	San Antonio, Texas, Water System Revenue Bonds, Series 2005, 4.750%, 5/15/37 – MBIA Insured	5/15 at 100.00	AAA	3,006,210
7,725	Tarrant County, Texas, Cultural & Educational Facilities Financing Corporation, Revenue Bonds, Series	2/17 at 100.00	Aa3	7,466,135
	2007, Residuals 1760-3, 10.109%, 2/15/36 (IF)

131,530	Total Texas			97,669,523

	Utah – 0.8%
3,000	Eagle Mountain, Utah, Gas and Electric Revenue Bonds, Series 2005, 5.000%, 6/01/24 –	6/15 at 100.00	AA	3,068,160
	RAAI Insured
1,210	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1998G-2, Class I, 5.200%,	1/10 at 101.50	AAA	1,209,153
	7/01/30 (Alternative Minimum Tax)
3,700	Utah State Board of Regents, Utah State University, Revenue Bonds, Series 2004, 5.000%,	4/14 at 100.00	AAA	4,141,262
	4/01/35 (Pre-refunded 4/01/14) – MBIA Insured
5,810	Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing Program, Series 2002C, 5.250%,	10/12 at 100.00	Aaa	6,471,463
	10/01/28 (Pre-refunded 10/01/12) – AMBAC Insured

13,720	Total Utah			14,890,038

	Virgin Islands – 0.1%
2,500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series	1/14 at 100.00	BBB	2,546,300
	2003, 6.125%, 7/01/22 (Alternative Minimum Tax)

	Virginia – 1.5%
4,125	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2002A,	10/12 at 100.00	Aaa	4,535,561
	5.750%, 10/01/16 – FGIC Insured (Alternative Minimum Tax)
15,000	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll	8/08 at 28.38	AAA	4,208,400
	Road, Series 1998A, 0.000%, 8/15/30 (Pre-refunded 8/15/08)
	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll
	Road, Series 1998B:
19,400	0.000%, 8/15/33 (Pre-refunded 8/15/08)	8/08 at 23.55	AAA	4,516,514
60,500	0.000%, 8/15/35 (Pre-refunded 8/15/08)	8/08 at 20.95	AAA	12,526,525
3,245	Virginia Housing Development Authority, Multifamily Housing Bonds, Series 1997E, 5.600%,	7/08 at 102.00	AA+	3,310,971
	11/01/17 (Alternative Minimum Tax)

102,270	Total Virginia			29,097,971

	Washington – 3.3%
6,400	Cowlitz County Public Utilities District 1, Washington, Electric Production Revenue Bonds,	9/14 at 100.00	Aaa	6,415,744
	Series 2004, 5.000%, 9/01/34 – FGIC Insured
12,500	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	AAA	13,862,625
	Nuclear Project 2, Series 2002B, 6.000%, 7/01/18 – AMBAC Insured
4,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series	7/13 at 100.00	AAA	4,446,720
	2003A, 5.500%, 7/01/17 – XLCA Insured
8,200	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	No Opt. Call	Aaa	6,588,208
	1989B, 0.000%, 7/01/14
2,500	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	2,463,200
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
5,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Providence Health Care	10/16 at 100.00	Aaa	4,850,550
	Services, Series 2006A, 4.625%, 10/01/34 – FGIC Insured
17,370	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	17,742,413
	Series 2002, 6.625%, 6/01/32
	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C:
9,000	0.000%, 6/01/29 – MBIA Insured	No Opt. Call	AAA	3,138,300
16,195	0.000%, 6/01/30 – MBIA Insured	No Opt. Call	AAA	5,374,955

81,165	Total Washington			64,882,715

	Wisconsin – 2.2%
	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed
	Bonds, Series 2002:
7,435	6.125%, 6/01/27	6/12 at 100.00	BBB	7,632,920
13,250	6.375%, 6/01/32	6/12 at 100.00	BBB	13,388,065
6,000	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series	8/13 at 100.00	AAA	6,723,720
	2003A, 5.125%, 8/01/22 (Pre-refunded 8/01/13) – AMBAC Insured
6,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/13 at 100.00	BBB+ (4)	6,924,540
	Christian Charity Healthcare Ministry, Series 2003A, 5.875%, 9/01/33 (Pre-refunded 9/01/13)
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/16 at 100.00	BBB+	1,030,330
	Series 2006A, 5.000%, 2/15/17
3,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	2/12 at 101.00	AAA	4,223,100
	Services Inc., Series 2002, 5.750%, 8/15/30 (Pre-refunded 2/15/12)
3,235	Wisconsin Housing and Ecconomic Development Authority, Home Ownership Revenue Bonds, Series	9/14 at 100.00	AA	3,006,183
	2005C, 4.875%, 3/01/36 (Alternative Minimum Tax)

40,670	Total Wisconsin			42,928,858

$ 2,366,759	Total Long-Term Investments (cost $1,836,745,067) – 99.6%			1,950,748,386

	Short-Term Investments – 0.1%
$ 1,200	California, Variable Rate Demand Obligations, Series 2004C-16, 1.900%, 7/01/23 –		VMIG-1	1,200,000
	FSA Insured (5)

	Total Short-Term Investments (cost $1,200,000)			1,200,000

	Total Investments (cost $1,837,945,067) – 99.7%			1,951,948,386

	Floating Rate Obligations – (0.7)%			(13,330,000)

	Other Assets Less Liabilities – 1.0%			19,657,907

	Net Assets – 100%			$1,958,276,293

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the
Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds that may be insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. Subsequent to January 31, 2008,
at least one rating agency reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and
FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers.
One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’
ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2008, the cost of investments was $1,820,422,269.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2008, were as follows:

Gross unrealized:
Appreciation	$ 134,610,272
Depreciation	(16,414,315)

Net unrealized appreciation (depreciation) of investments	$ 118,195,957

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Municipal Value Fund, Inc.

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 31, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 31, 2008

* Print the name and title of each signing officer under his or her signature.